March 26, 2004
MARKETOCRACY FUNDS

Supplement to Prospectus of
Marketocracy Masters 100SM Fund
Dated September 23, 2003

For the convenience of our Marketocracy Fund shareholders, the Fund has made available a money market fund in which you can exchange your Fund shares as you feel necessary. The following language has been added to the prospectus under the sub-heading “Exchanging Shares.”

Money Market Exchange Option
You may exchange Fund shares for shares of a money market fund called the First American Prime Obligations Fund by sending a written exchange request to the Fund or, if you have established telephone exchange privileges, by calling (toll-free) 1-888-884-8482. Shares of the First American Prime Obligations Fund are not offered by this prospectus. Please read that prospectus before making an exchange into the First American Prime Obligations Fund. This exchange privilege is offered as a convenience to the Fund’s shareholders. Please note that when exchanging from the Fund to the First American Prime Obligations Fund, you will begin accruing income from the First American Prime Obligations Fund the day following the exchange. When exchanging less than all of the balance from the First American Prime Obligations Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Prime Obligations Fund through the date of exchange. When exchanging your entire balance from the First American Prime Obligations Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the First American Prime Obligations Fund at the end of the month. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Fund’s transfer agent charges a $5.00 fee for any telephone exchanges.

Please retain this Supplement with your Prospectus.

March 26, 2004
MARKETOCRACY FUNDS

Supplement to Prospectus of
Marketocracy Technology Plus Fund
Dated September 23, 2003

For the convenience of our Marketocracy Fund shareholders, the Fund has made available a money market fund in which you can exchange your Fund shares as you feel necessary. The following language has been added to the prospectus under the sub-heading “Exchanging Shares.”

Money Market Exchange Option
You may exchange Fund shares for shares of a money market fund called the First American Prime Obligations Fund by sending a written exchange request to the Fund or, if you have established telephone exchange privileges, by calling (toll-free) 1-888-884-8482. Shares of the First American Prime Obligations Fund are not offered by this prospectus. Please read that prospectus before making an exchange into the First American Prime Obligations Fund. This exchange privilege is offered as a convenience to the Fund’s shareholders. Please note that when exchanging from the Fund to the First American Prime Obligations Fund, you will begin accruing income from the First American Prime Obligations Fund the day following the exchange. When exchanging less than all of the balance from the First American Prime Obligations Fund to your Fund, your exchange proceeds will exclude accrued and unpaid income from the First American Prime Obligations Fund through the date of exchange. When exchanging your entire balance from the First American Prime Obligations Fund, accrued income will automatically be exchanged into the Fund when the income is collected and paid from the First American Prime Obligations Fund at the end of the month. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Fund’s transfer agent charges a $5.00 fee for any telephone exchanges.

Please retain this Supplement with your Prospectus.